Deferred tax assets and liabilities	12 Months Ended
Dec. 31, 2025
Disclosure of Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets and liablities
12. Deferred tax assets and liabilities
(USD millions)	Property, plant and equipment	Intangible assets	Pensions and other benefit obligations of employees	Inventories	Tax loss carry- forwards	Other assets, provisions and accruals	Total

Gross deferred tax assets at January 1, 2025	130	2 591	688	2 464	659	2 344	8 876

Gross deferred tax liabilities at January 1, 2025	-334	-4 506	-680	-71		-1 345	-6 936

Net deferred tax balance at January 1, 2025	-204	-1 915	8	2 393	659	999	1 940

At January 1, 2025	-204	-1 915	8	2 393	659	999	1 940

Credited/(charged) to income	-15	343	-46	1 102	-157	-867	360

Credited/(charged) to equity					-109	37	-72

Credited/(charged) to other comprehensive income			-174				-174

Impact of acquisitions applying the optional concentration test					149	31	180

Other movements	-32	53	-40	-13		-161	-193

Net deferred tax balance at December 31, 2025	-251	-1 519	-252	3 482	542	39	2 041

Gross deferred tax assets at December 31, 2025	115	2 634	718	3 589	542	2 460	10 058

Gross deferred tax liabilities at December 31, 2025	-366	-4 153	-970	-107		-2 421	-8 017

Net deferred tax balance at December 31, 2025	-251	-1 519	-252	3 482	542	39	2 041

After offsetting the following amount of deferred tax assets and liabilities within the same tax jurisdiction, the balance amounts to:							4 620

Deferred tax assets at December 31, 2025							5 438

Deferred tax liabilities at December 31, 2025							-3 397

Net deferred tax balance at December 31, 2025							2 041

Gross deferred tax assets at January 1, 2024	117	2 188	764	2 200	713	2 206	8 188

Gross deferred tax liabilities at January 1, 2024	-310	-4 228	-420	-77		-1 092	-6 127

Net deferred tax balance at January 1, 2024	-193	-2 040	344	2 123	713	1 114	2 061

At January 1, 2024	-193	-2 040	344	2 123	713	1 114	2 061

Credited/(charged) to income	-23	615	9	272	-189	-2	682

Creditied/(charged) to equity					-105	20	-85

Credited/(charged) to other comprehensive income			-343			-9	-352

Impact of acquisitions of businesses	-2	-479			263	-116	-334

Other movements	14	-11	-2	-2	-23	-8	-32

Net deferred tax balance at December 31, 2024	-204	-1 915	8	2 393	659	999	1 940

Gross deferred tax assets at December 31, 2024	130	2 591	688	2 464	659	2 344	8 876

Gross deferred tax liabilities at December 31, 2024	-334	-4 506	-680	-71		-1 345	-6 936

Net deferred tax balance at December 31, 2024	-204	-1 915	8	2 393	659	999	1 940

After offsetting the following amount of deferred tax assets and liabilities within the same tax jurisdiction, the balance amounts to:							4 517

Deferred tax assets at December 31, 2024							4 359

Deferred tax liabilities at December 31, 2024							-2 419

Net deferred tax balance at December 31, 2024							1 940

Deferred tax liabilities have not been recognized for withholding tax and other taxes that would be payable on the remittance of earnings of foreign subsidiaries, insofar as the Company has the ability to control any future reversal and the unremitted earnings are retained in the foreign subsidiaries for reinvestment. The total unremitted earnings retained for reinvestment in the Company’s foreign subsidiaries that would be subject to withholding tax or other taxes if remitted to the Company were estimated to be approximately USD 40 billion in 2025 (2024: USD 39 billion).
The gross value of tax-loss carry-forwards that have or have not been recognized as deferred tax assets, with their expiry dates, is as follows:
(USD millions)	Unrecognized	Recognized	2025 total

One year	133	10	143

Two years	39	10	49

Three years [1]	2 811	150	2 961

Four years	73	844	917

Five years	145	537	682

More than five years [1]	4 607	1 952	6 559

Not subject to expiry	553	603	1 156

Total	8 361	4 106	12 467

[1] Unrecognized losses expiring in three years include USD 2.8 billion attributable to US state capital loss carry-forwards, and those expiring in more than five years include USD 4.5 billion attributable to US state tax loss carry-forwards.

(USD millions)	Unrecognized	Recognized	2024 total

One year	19	3	22

Two years	59	88	147

Three years	24	26	50

Four years [1]	2 337	399	2 736

Five years	97	1 136	1 233

More than five years [1]	4 205	2 456	6 661

Not subject to expiry	783	1 103	1 886

Total	7 524	5 211	12 735

[1] Unrecognized losses expiring in four years include USD 2.3 billion attributable to US state capital loss carry-forwards, and those expiring in more than five years include USD 4.0 billion attributable to US state tax loss carry-forwards.

(USD millions)	2025	2024	2023

Tax losses carried forward that expired	11	24	8

Deferred tax assets related to carry-forwards of tax losses and tax credits of relevant Company entities are recognized to the extent that it is considered probable that future taxable profits will be available in the respective tax jurisdictions against which such losses and credits can be utilized.